MATERIAL ACCOUNTING POLICY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF USEFUL LIVES OF ITEMS OF PROPERTY AND EQUIPMENT

The useful lives of items of property and equipment have been assessed as follows:

Category	Depreciation Method	Useful Life
Land and Buildings	Straight line	20 years
Plant and Machinery	Straight line	5 years
Leasehold Properties	Straight line	As per below
Furniture and fixtures	Straight line	5 years
Motor vehicles	Straight line	5 years
Office equipment	Straight line	5 years
IT equipment	Straight line	3 – 5 years
Computer equipment	Straight line	2 – 8 years
Spa equipment, curtains, crockery, glassware, and linen	Straight line	5 years

SCHEDULE OF USEFUL LIFE OF INTANGIBLE ASSETS

The useful life of intangible assets has been assessed as follows:

Category	Useful Life
Customer relationships	5 years
Customer list	5 years
Film Library	8.5 years
Trade names, trademarks, domain names, and licenses	Indefinite